Results of Segments	12 Months Ended
Dec. 31, 2018
Results of Segments
Results of Segments

Section C — Financial Results

This section provides insight into the financial results of SAP's reportable segments and of SAP overall as far as not already covered by previous sections. This includes but is not limited to segment results, income taxes, and earnings per share.

(C.1) Results of Segments

General Information

At year end 2018, SAP had four operating segments that are regularly reviewed by the Executive Board, which is responsible for assessing the performance of the Company and for making resource allocation decisions as the chief operating decision maker (CODM). The operating segments are largely organized and managed separately according to their product and service offerings, notably whether the products and services relate to our business network activities, customer experience solutions, or messaging services, or cover other areas of our business.

The Applications, Technology & Services segment derives its revenues primarily from the sale of software licenses and cloud subscriptions (as far as not included in one of the other segments), and from the sale of related services (mainly support services, various professional services, premium support services, implementation services for our software products, and education services on the use of our products). Service revenues also comprise almost all services related to our customer experience solutions (as far as not included in the Customer Experience segment).

The SAP Business Network segment derives its revenues mainly from transaction fees charged for the use of SAP’s cloud-based collaborative business networks and from services relating to the SAP Business Network (including cloud applications, professional services, and education services). Within the SAP Business Network segment, we mainly market and sell the cloud offerings developed by SAP Ariba, SAP Concur, and SAP Fieldglass.

On April 5, 2018, we acquired Callidus Software Inc. and changed the structure of the Applications, Technology & Services segment. The Callidus business was combined with our existing customer experience activities to form a new end-to-end business unit. This new unit, which qualifies as an operating segment (called Customer Experience), comprises on-premise and cloud-based products that run front office functions across the customer experience. Support revenues related to our on-premise customer experience solutions continue to be reported in the Applications, Technology & Services segment, as we are unable to split the total software support revenues into support services provided for different solutions. Additionally, for one offering, revenues are currently included in the Customer Experience segment, whereas related development costs (2018: €16 million, 2017: €21 million, 2016: €19 million) are allocated to the Applications, Technology & Services segment.

Further, the manner in which our messaging services are reported to our CODM has changed such that our business unit Digital Interconnect now qualifies as an operating segment. Due to its size, however, Digital Interconnect is not a reportable segment.

The segment information for prior periods has been restated to conform to the current year’s presentation.

Accounting Policies, Judgments, and Sources for Management Reporting

Our management reporting system reports our intersegment services as cost reductions and does not track them as internal revenue. Intersegment services mainly represent utilization of human resources of one segment by another segment on a project basis. Intersegment services are charged based on internal cost rates including certain indirect overhead costs but excluding a profit margin.

Most of our depreciation and amortization expense affecting segment profits is allocated to the segments as part of broader infrastructure allocations and is thus not tracked separately on the operating segment level. Depreciation and amortization expense that is directly allocated to the operating segments is immaterial in all segments presented.

Our management reporting system produces a variety of reports that differ by the currency exchange rates used in the accounting for foreign-currency transactions and operations, where both actual and constant currency numbers are reported to and used by our CODM. Reports based on actual currencies use the same currency rates as are used in our financial statements. Reports based on constant currencies report revenues and expenses using the average exchange rates from the previous year’s corresponding period.

We use an operating profit indicator to measure the performance of our operating segments. However, the accounting policies applied in the measurement of operating segment revenue and profit differ as follows from the IFRS accounting principles used to determine the operating profit measure in our income statement:

   The measurements of segment revenue and results include the recurring revenues that would have been recorded by acquired entities had they remained stand-alone entities but which are not recorded as revenue under IFRS due to fair value accounting for customer contracts in effect at the time of an acquisition.

   The expense measures exclude:

•    Acquisition-related charges such as amortization expense and impairment charges for intangibles acquired in business combinations and certain stand-alone acquisitions of intellectual property (including purchased in-process research and development), settlements of pre-existing business relationships in connection with a business combination, and acquisition-related third-party expenses

•   Share-based payment expenses

•   Restructuring expenses

   Certain activities are exclusively managed on corporate level, including finance, accounting, legal, human resources, business operations, and marketing. They are not included in the results of our reportable segments.

Revenues and expenses of our operating but non-reportable segment, and the certain activities managed on corporate level, as outlined above, are disclosed under the Other revenue and Other expenses items in the reconciliation in Note (C.2).

Information about assets and liabilities and additions to non-current assets by segment are not regularly provided to our Executive Board. Goodwill by segment is disclosed in Note (D.2).

Applications, Technology & Services

€ millions	2018		2017		2016
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency3)	Currency	Currency3)	Currency
Cloud subscriptions and support – SaaS/PaaS1)	1,829	1,894	1,403	1,423	1,074
Cloud subscriptions and support – IaaS2)	488	506	328	334	206
Cloud subscriptions and support	2,317	2,400	1,732	1,758	1,280
Software licenses	4,233	4,456	4,434	4,538	4,350
Software support	10,968	11,477	10,890	10,987	10,544
Software licenses and support	15,201	15,933	15,325	15,524	14,894
Cloud and software	17,518	18,333	17,056	17,282	16,174
Services	3,288	3,559	3,162	3,183	3,037
Total segment revenue	20,806	21,892	20,218	20,465	19,211
Cost of cloud subscriptions and support – SaaS/PaaS1)	-777	-818	-572	-581	-404
Cost of cloud subscriptions and support – IaaS2)	-424	-436	-305	-307	-225
Cost of cloud subscriptions and support	-1,201	-1,254	-877	-888	-630
Cost of software licenses and support	-1,899	-2,031	-1,948	-1,958	-1,896
Cost of cloud and software	-3,101	-3,285	-2,825	-2,846	-2,525
Cost of services	-2,524	-2,695	-2,437	-2,453	-2,401
Total cost of revenue	-5,625	-5,980	-5,262	-5,300	-4,926
Segment gross profit	15,181	15,912	14,957	15,165	14,284
Other segment expenses	-6,435	-6,729	-6,478	-6,549	-5,949
Segment profit	8,746	9,183	8,478	8,616	8,335

1) Software as a service/platform as a service

2) Infrastructure as a service

3) Constant currency numbers are calculated by translating numbers of the current period using the average exchange rates from the previous year's corresponding period instead of the current period. 2018 constant currency numbers are thus only comparable to 2017 actual currency numbers; 2017 constant currency numbers are only comparable to 2016 actual currency numbers.

SAP Business Network

€ millions	2018		2017		2016
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency3)	Currency	Currency3)	Currency
Cloud subscriptions and support – SaaS/PaaS1)	2,178	2,265	1,840	1,870	1,595
Cloud subscriptions and support – IaaS2)	0	0	0	0	0
Cloud subscriptions and support	2,178	2,265	1,840	1,870	1,595
Software licenses	0	0	-1	-1	0
Software support	16	16	18	18	28
Software licenses and support	16	17	17	18	27
Cloud and software	2,193	2,282	1,857	1,887	1,622
Services	436	451	404	413	303
Total segment revenue	2,629	2,733	2,261	2,300	1,925
Cost of cloud subscriptions and support – SaaS/PaaS1)	-483	-503	-428	-435	-384
Cost of cloud subscriptions and support – IaaS2)	0	0	0	0	0
Cost of cloud subscriptions and support	-483	-503	-428	-435	-384
Cost of software licenses and support	-6	-7	-5	-5	-1
Cost of cloud and software	-489	-510	-433	-440	-385
Cost of services	-324	-337	-292	-297	-247
Total cost of revenue	-813	-847	-725	-737	-632
Segment gross profit	1,816	1,886	1,536	1,563	1,293
Other segment expenses	-1,285	-1,341	-1,148	-1,166	-953
Segment profit	531	545	388	397	340

1) Software as a service/platform as a service

2) Infrastructure as a service

3) Constant currency numbers are calculated by translating numbers of the current period using the average exchange rates from the previous year's corresponding period instead of the current period. 2018 constant currency numbers are thus only comparable to 2017 actual currency numbers; 2017 constant currency numbers are only comparable to 2016 actual currency numbers.

Customer Experience

€ millions	2018		2017		2016
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency3)	Currency	Currency3)	Currency
Cloud subscriptions and support – SaaS/PaaS1)	528	539	200	203	119
Cloud subscriptions and support – IaaS2)	0	0	0	0	0
Cloud subscriptions and support	528	539	200	203	119
Software licenses	413	421	438	445	513
Software support	1	1	0	0	0
Software licenses and support	414	422	437	445	514
Cloud and software	942	961	637	648	633
Services	9	9	6	6	4
Total segment revenue	951	970	643	654	637
Cost of cloud subscriptions and support – SaaS/PaaS1)	-176	-178	-81	-82	-30
Cost of cloud subscriptions and support – IaaS2)	0	0	0	0	0
Cost of cloud subscriptions and support	-176	-178	-81	-82	-30
Cost of software licenses and support	-20	-20	-45	-45	-54
Cost of cloud and software	-196	-198	-126	-127	-84
Cost of services	-3	-3	-1	-1	-1
Total cost of revenue	-199	-202	-127	-127	-85
Segment gross profit	751	768	516	527	552
Other segment expenses	-613	-630	-431	-437	-388
Segment profit	138	139	85	90	164

1) Software as a service/platform as a service

2) Infrastructure as a service

3) Constant currency numbers are calculated by translating numbers of the current period using the average exchange rates from the previous year's corresponding period instead of the current period. 2018 constant currency numbers are thus only comparable to 2017 actual currency numbers; 2017 constant currency numbers are only comparable to 2016 actual currency numbers.

Segment Revenue by Region

€ millions	2018
	Actual Currency
	Applications, Technology &	SAP Business Network	Customer Experience	Total Reportable Segments
	Services

EMEA	10,178	443	416	11,037
Americas	7,197	1,915	421	9,532
APJ	3,431	271	114	3,817
Total segment revenue	20,806	2,629	951	24,386

For a breakdown of revenue by region for the SAP Group, see Note (A.1).